COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
COMMITMENTS AND CONTINGENCIES
Purchase commitments relating to capital expenditures	$ 115,700
Total	216,007
Committed subscription proceeds for San Nicolas project	229,950
2024
COMMITMENTS AND CONTINGENCIES
Total	159,078
2025
COMMITMENTS AND CONTINGENCIES
Total	18,747
2026
COMMITMENTS AND CONTINGENCIES
Total	20,327
2027
COMMITMENTS AND CONTINGENCIES
Total	6,452
2028
COMMITMENTS AND CONTINGENCIES
Total	4,340
Thereafter
COMMITMENTS AND CONTINGENCIES
Total	$ 7,063
Kittila mine | Finland
COMMITMENTS AND CONTINGENCIES
Period of royalty payments commencement	12 months
Royalties Percentage	2.00%
Terrex property at the LaRonde mine | Quebec, Canada | Net profit interest
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	5.00%
LaRonde Zone 5 mine | Quebec, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.00%
Meliadine Mine | Nunavut, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	1.20%
Meadowbank Complex | Nunavut, Canada
COMMITMENTS AND CONTINGENCIES
Number of royalty agreements	2
Meadowbank Complex | Nunavut, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	1.40%
Meadowbank Complex | Nunavut, Canada | Net profit interest
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	12.00%
Hope Bay Mine | Nunavut, Canada
COMMITMENTS AND CONTINGENCIES
Number of royalty agreements	3
Hope Bay Mine | Nunavut, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	1.00%
Number of royalty agreements	2
Hope Bay Mine | Nunavut, Canada | Net profit interest
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	12.00%
Number of royalty agreements	1
Fosterville mine | Victoria, Australia | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Number of royalty agreements	2
Contingent liability for guarantees
COMMITMENTS AND CONTINGENCIES
Guarantees	$ 991,700
Minimum | Quebec, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	1.50%
Minimum | Pinos Altos mine | Mexico | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.50%
Minimum | Creston Mascota mine | Mexico | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.50%
Minimum | La India mine | Mexico | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.00%
Minimum | Macassa mine | Ontario, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	0.50%
Minimum | Detour mine | Ontario, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	0.50%
Minimum | Fosterville mine | Victoria, Australia | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.00%
Maximum | Quebec, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	5.00%
Maximum | Pinos Altos mine | Mexico | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	3.50%
Maximum | Creston Mascota mine | Mexico | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	3.50%
Maximum | La India mine | Mexico | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	3.00%
Maximum | Macassa mine | Ontario, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	1.50%
Maximum | Detour mine | Ontario, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.00%
Maximum | Fosterville mine | Victoria, Australia | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.75%